CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 8,853	$ 11,798	$ 18,102
Receivables	3,743	4,818	4,646
Prepaid expenses and other current assets	216	204	687
Total current assets	12,812	16,820	23,435
Property and equipment, net	1,437	1,603	1,392
Total Assets	14,249	18,423	24,827
Current liabilities:
Accounts payable	3,832	5,118	3,767
Accrued clinical trials expenses	131	118	532
Other accrued liabilities	364	293	219
Deferred contract revenue	3,494	5,317	14,375
Current portion of long-term debt		0	2,500
Total current liabilities	7,821	10,846	21,393
Warrant liabilities	2,965	1,817	8,240
Royalty liability		0	8,962
Long-term debt, net of discount		0	9,360
Total Liabilities	10,786	12,663	47,955
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value per share; 5,000,000 shares authorized, none issued and outstanding at December 31, 2013 and 2012.		0	0
Common stock, at amounts paid-in, $0.001 par value per share; 125,000,000 shares authorized, 88,794,222 and 75,215,713 shares issued and outstanding at December 31, 2013 and 2012, respectively.	284,448	284,485	265,986
Additional paid-in capital	22,078	21,692	21,014
Accumulated deficit	(303,063)	(300,417)	(310,128)
Total stockholders’ equity	3,463	5,760	(23,128)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 14,249	$ 18,423	$ 24,827